Prepayments and deposits (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Jun. 30, 2024
Current assets
Security deposits	$ 915	$ 2,101
Prepayments	36,640	9,787
Prepayments and deposits	37,555	11,888
Non-current assets
Security deposits	24,354	17,459
Total prepayments and other assets	$ 61,909	$ 29,347